UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northwestern Mutual Capital, LLC
Address: 720 East Wisconsin Avenue
         Milwaukee, WI  53202

13F File Number:  28-05583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary M. Hewitt
Title:     Treasurer
Phone:     414-665-7042

Signature, Place, and Date of Signing:




 Gary M. Hewitt     Milwaukee, WI     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $105,957 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-00229          The Northwestern Mutual Life Insurance Company

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105    18690   232924 SH       DEFINED 1              232924
ARMSTRONG WORLD INDS INC NEW   COM              04247X102       93     2691 SH       DEFINED 1                2691
CENTURYLINK INC                COM              156700106      245     7398 SH       DEFINED 1                7398
ENVESTNET INC                  COM              29404K106     2741   274089 SH       DEFINED 1              274089
HORSEHEAD HLDG CORP            COM              440694305     4749   640000 SH       DEFINED 1              640000
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106    19810   327972 SH       DEFINED 1              327972
MEDASSETS INC                  COM              584045108       47     4898 SH       DEFINED 1                4898
NEWSTAR FINANCIAL INC          COM              65251F105    23565  2523032 SH       DEFINED 1             2523032
ROSETTA RESOURCES INC          COM              777779307    20601   601935 SH       DEFINED 1              601935
SEALY CORP                     COM              812139301     2935  1982926 SH       DEFINED 1             1982926
SEALY CORP                     SR SECD 3RD 8%   812139400    12481   269971 SH       DEFINED 1              269971